Subsequent Events (Additional Information) (Details) - USD ($) $ in Thousands	Feb. 13, 2023	Apr. 03, 2023	Dec. 11, 2020
Subsequent Event [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	55.00%
Loan Agreement
Subsequent Event [Line Items]
Debt instrument final payment			$ 150
Subsequent Event [Member]
Subsequent Event [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	55.00%
Restructuring Costs	$ 4,000
Subsequent Event [Member] | Term Loan
Subsequent Event [Line Items]
Debt Due		$ 11,667
Subsequent Event [Member] | Loan Agreement
Subsequent Event [Line Items]
Debt instrument final payment		$ 150